Related Party Transactions - Schedule of Balances Due to and Due from Related Parties (Details) (Shenzhen Yeller Audio & Video Technology Co., Ltd.) (10 K) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Due from related parties	$ 322,457	$ 80,270
Due to related parties	880,555	195,214	131,041
Huang Xiansheng [Member]
Due from related parties		$ 25,837
Relationship	Minority shareholder of Shenzhen Yeller	Minority shareholder of Shenzhen Yeller
Huang Yusheng [Member]
Due to related parties	$ 880,555	$ 137,791	79,717
Relationship	President of the Company	President of the Company
Shenzhen Yeller Investment & Development Co., Ltd [Member]
Due from related parties	$ 39,503	$ 54,433
Relationship	Company owned by President of the Company	Company owned by President of the Company
Shenzhen Yeller Audio & Video Technology Co., Limited [Member]
Due from related parties	$ 478,085	$ 166,393
Due to related parties	15,367		460,699
Shenzhen Yeller Audio & Video Technology Co., Limited [Member] | Huang Xiansheng [Member]
Due from related parties		25,837
Due to related parties			91,617
Relationship	Shareholder	Shareholder
Shenzhen Yeller Audio & Video Technology Co., Limited [Member] | Huang Yusheng [Member]
Due from related parties		$ 86,123
Due to related parties	$ 15,367		219,590
Relationship	President of the Company	President of the Company
Shenzhen Yeller Audio & Video Technology Co., Limited [Member] | Shenzhen Yeller Investment & Development Co., Ltd [Member]
Due from related parties	$ 53,651	$ 54,433
Due to related parties			$ 149,492
Relationship	Company owned by President of the Company	Company owned by President of the Company